SHAREHOLDERS' EQUITY (DEFICIENCY) (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended					1 Months Ended	12 Months Ended		1 Months Ended				12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Recognized in 2014 [Member]	Dec. 31, 2013 Recognized in 2015 [Member]	May 31, 2013 Incentive Option Plan 2010 [Member]	Dec. 31, 2013 Incentive Option Plan 2010 [Member]	Feb. 28, 2010 Incentive Option Plan 2010 [Member]	May 31, 2013 IPO [Member]	May 31, 2013 IPO [Member]	Oct. 31, 2013 Secondary Public Offering [Member]	May 31, 2013 Secondary Public Offering [Member]	Dec. 31, 2013 Secondary Public Offering [Member]	Mar. 31, 2013 Maximum [Member]	Mar. 31, 2013 Minimum [Member]
Stock Issued During Period, Shares, New Issues									3,125,000		2,300,000
Stock Issued During Period, Value, New Issues	$ 21,920											$ 21,920	$ 35,334
Debt Conversion, Converted Instrument, Shares Issued										123,553
Number of Warrants Exercised									120,255
Common Shares Issued, Warrants Exercised									85,192
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant							372,725	1,693,047
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period							10 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period							4 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	8 years 2 months 8 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	6 years 4 months 13 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	8,957
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value	5,459
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized				1,921	603
Share-based Compensation Arrangement by Share-based Payment Award, Shares Purchased for Award						22,388	102,275
Share-based Compensation Arrangement by Share-based Payment Award, Per Share Weighted Average Price of Shares Purchased						$ 8	$ 17.6
Stockholders Equity Note, Stock Split	4.87-to-one bonus shares (equivalent to a 5.87-for-1 stock split).
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized														50,000,000	10,000,000
Allocated Share-based Compensation Expense	$ 841	$ 26	$ 1,394				$ 109